Condensed Consolidated Statements of Comprehensive Income (Loss) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net income (loss)	$ (503,939)	$ (956,679)	$ (4,728,869)	$ (5,698,198)
LendingClub Corp [Member]
Net income (loss)	(29,844,000)	4,137,000	(145,969,000)	(4,995,000)	$ (32,894,000)
Other Comprehensive Income (Loss), before Tax
Change in net unrealized gain (loss) on securities available for sale	236,000	803,000	1,515,000	(1,671,000)
Other comprehensive income (loss), before tax	236,000	803,000	1,515,000	(1,671,000)
Income tax effect	95,000		611,000
Other comprehensive income (loss), net of tax	141,000	803,000	904,000	(1,671,000)
Comprehensive income (loss)	$ (29,703,000)	$ 4,940,000	$ (145,065,000)	$ (6,666,000)	$ (32,894,000)